ACCOUNTS RECEIVABLE, NET (Details Narrative) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Receivables [Abstract]
Allowance for credit losses	¥ 46,089	¥ 52,845	¥ 291	¥ 293